Payments, Details - 12 months ended Dec. 31, 2025 - USD ($) $ in Thousands	Amount	Type	Country	Subnat. Juris.	Govt.	Project	Resource	Segment	Ext. Method	In-kind	In-kind Calc.
#: 1
	$ 1,304	Fees	Naoero	snj:NR-14	Republic of Naoero, Naoero Seabed Minerals Authority	NORI Project	tmc:PolymetallicNodulesResourceMember	tmc:ClarionClippertonSegmentMember	Open Pit	Yes	fair value of warrants
#: 2
	33,056	Fees	Naoero	snj:NR-14	Republic of Naoero, Naoero Seabed Minerals Authority	NORI Project	tmc:PolymetallicNodulesResourceMember	tmc:ClarionClippertonSegmentMember	Open Pit
#: 3
	214	Comm. Social Resp.	Naoero	snj:NR-14	Republic of Naoero, Naoero Seabed Minerals Authority	NORI Project	tmc:PolymetallicNodulesResourceMember	tmc:ClarionClippertonSegmentMember	Open Pit
#: 4
	5,000	Fees	Tonga	snj:TO-04	Kingdom of Tonga, Tonga Seabed Minerals Authority	TOML Project	tmc:PolymetallicNodulesResourceMember	tmc:ClarionClippertonSegmentMember	Open Pit	Yes	fair value of warrants
#: 5
	90	Fees	Tonga	snj:TO-04	Kingdom of Tonga, Ministry of Lands and Natural Resources	TOML Project	tmc:PolymetallicNodulesResourceMember	tmc:ClarionClippertonSegmentMember	Open Pit
#: 6
	228	Comm. Social Resp.	Tonga	snj:TO-04	Kingdom of Tonga, Tonga Seabed Minerals Authority	TOML Project	tmc:PolymetallicNodulesResourceMember	tmc:ClarionClippertonSegmentMember	Open Pit
#: 7
	200	Fees	United States		National Oceanic and Atmospheric Administration ("NOAA")	TMC USA-A	tmc:PolymetallicNodulesResourceMember	tmc:ClarionClippertonSegmentMember	Open Pit
#: 8
	$ 100	Fees	United States		National Oceanic and Atmospheric Administration ("NOAA")	TMC USA-B	tmc:PolymetallicNodulesResourceMember	tmc:ClarionClippertonSegmentMember	Open Pit